Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets as of September 30, 2025 and December 31, 2024 consisted of the following:

	September 30,	December 31,
	2025	2024
Trade names	$3,084,100	$3,084,100
Customer lists	496,800	496,800
Non-compete	224,000	224,000
Order backlog	10,808,821	10,808,821
Total intangible assets	14,613,721	14,613,721
Less: accumulated amortization	(14,613,721)	(7,042,565)
Total intangible assets, net	$-	$7,571,156

The following is a summary of the Company’s intangible assets, net as of December 31, 2024 and 2023:

	Weighted Average	December 31, 2024
	Useful Life Remaining (in years)	Gross Carrying Amount	Accumulated Amortization	Total
Trade names	—	$3,084,100	$3,084,100	$—
Customer lists	—	496,800	496,800	—
Non-compete	—	224,000	224,000	—
Order backlog	0.6	10,808,821	3,237,665	7,571,156
		$14,613,721	7,042,565	$7,571,156

	Weighted Average	December 31, 2023
	Useful Life Remaining (in years)	Gross Carrying Amount	Accumulated Amortization	Total
Trade names	0.8	$3,084,100	$2,313,072	$771,028
Customer lists	—	496,800	496,800	—
Non-compete	—	224,000	224,000	—
		$3,804,900	$3,033,872	$771,028